Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Reinsurance recoverable supported by comfort trust	$ 6,280,337	$ 5,984,458
Deposit receivable	1,199,537	1,250,328
Modified coinsurance payable	$ 1,199,537	$ 1,250,328
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better
Effects of Reinsurance [Line Items]
Reinsurance recoverable	99.80%	99.80%
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better | Comfort Trust [Member]
Effects of Reinsurance [Line Items]
Reinsurance recoverable supported by comfort trust	$ 5,900,000	$ 5,300,000
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better | Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverable	75.00%	75.00%